15. Other Operating Income and Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income and Expenses [Abstract]
Visa debit card income	$ 4,237	$ 4,145	$ 3,911
Bank owned life insurance income	380	383	384
Gain (loss) on sale of premises and equipment	0	(239)	544
Other	1,315	1,320	1,354
Miscellaneous non-interest income	5,932	5,609	6,193
ATM expense	567	579	542
Consulting	1,078	972	1,012
Data processing	635	616	466
Deposit program expense	426	515	586
Dues and subscriptions	538	421	421
FHLB advance prepayment penalty	1,100	0	0
Internet banking expense	729	681	603
Office supplies	538	467	503
Telephone	794	802	678
Other	2,139	2,921	2,834
Other non-interest expense	$ 8,544	$ 7,974	$ 7,645